CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2022	¥ 3,414,178	¥ 221,111	¥ 260,479	¥ 2,914,558	¥ 21,495	¥ (113,447)	¥ 3,304,196	¥ 109,982
Contribution to subsidiaries	3,098						0	3,098
Transaction with noncontrolling interests	(3,690)		235				235	(3,925)
Comprehensive income (loss), net of tax:
Net income (loss)	217,167			211,920			211,920	5,247
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(182,383)				(182,383)		(182,383)	0
Impact of changes in policy liability discount rate	169,383				169,383		169,383	0
Net change of debt valuation adjustments	12				12		12	0
Net change of defined benefit pension plans	(192)				(190)		(190)	(2)
Net change of foreign currency translation adjustments	107,328				103,471		103,471	3,857
Net change of unrealized gains (losses) on derivative instruments	21,177				19,214		19,214	1,963
Total other comprehensive income (loss)	115,325						109,507	5,818
Total comprehensive income (loss)	332,492						321,427	11,065
Cash dividends	(123,698)			(106,290)			(106,290)	(17,408)
Acquisition of treasury stock	(52,071)					(52,071)	(52,071)	0
Disposal of treasury stock	(13)		(29)			16	(13)	0
Other, net	620		620				620	0
Ending Balance at Dec. 31, 2022	3,570,916	221,111	261,305	3,020,188	131,002	(165,502)	3,468,104	102,812
Beginning Balance at Sep. 30, 2022	3,653,898	221,111	260,880	2,981,164	230,916	(146,582)	3,547,489	106,409
Contribution to subsidiaries	1,376						0	1,376
Transaction with noncontrolling interests	(255)		249				249	(504)
Comprehensive income (loss), net of tax:
Net income (loss)	91,036			89,610			89,610	1,426
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(38,516)				(38,516)		(38,516)	0
Impact of changes in policy liability discount rate	10,017				10,017		10,017	0
Net change of debt valuation adjustments	(48)				(48)		(48)	0
Net change of defined benefit pension plans	124				128		128	(4)
Net change of foreign currency translation adjustments	(77,679)				(73,650)		(73,650)	(4,029)
Net change of unrealized gains (losses) on derivative instruments	2,646				2,155		2,155	491
Total other comprehensive income (loss)	(103,456)						(99,914)	(3,542)
Total comprehensive income (loss)	(12,420)						(10,304)	(2,116)
Cash dividends	(52,939)			(50,586)			(50,586)	(2,353)
Acquisition of treasury stock	(18,920)					(18,920)	(18,920)	0
Disposal of treasury stock	0						0	0
Other, net	176		176				176	0
Ending Balance at Dec. 31, 2022	3,570,916	221,111	261,305	3,020,188	131,002	(165,502)	3,468,104	102,812
Beginning Balance at Mar. 31, 2023	3,614,322	221,111	233,169	3,054,448	156,135	(121,256)	3,543,607	70,715
Contribution to subsidiaries	9,612						0	9,612
Transaction with noncontrolling interests	(633)		86		(165)		(79)	(554)
Comprehensive income (loss), net of tax:
Net income (loss)	217,560			219,205			219,205	(1,645)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(53,074)				(53,074)		(53,074)	0
Impact of changes in policy liability discount rate	64,666				64,666		64,666	0
Net change of debt valuation adjustments	(149)				(149)		(149)	0
Net change of defined benefit pension plans	(84)				(78)		(78)	(6)
Net change of foreign currency translation adjustments	106,585				105,455		105,455	1,130
Net change of unrealized gains (losses) on derivative instruments	(3,012)				(2,894)		(2,894)	(118)
Total other comprehensive income (loss)	114,932						113,926	1,006
Total comprehensive income (loss)	332,492						333,131	(639)
Cash dividends	(101,422)			(99,900)			(99,900)	(1,522)
Acquisition of treasury stock	(50,001)					(50,001)	(50,001)	0
Disposal of treasury stock	0		(150)			150	0	0
Other, net	646		645	1			646	0
Ending Balance at Dec. 31, 2023	3,805,016	221,111	233,750	3,173,754	269,896	(171,107)	3,727,404	77,612
Beginning Balance at Sep. 30, 2023	3,841,996	221,111	233,679	3,132,339	326,700	(152,731)	3,761,098	80,898
Contribution to subsidiaries	6,666						0	6,666
Transaction with noncontrolling interests	(1,590)		2				2	(1,592)
Comprehensive income (loss), net of tax:
Net income (loss)	86,958			91,105			91,105	(4,147)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	47,337				47,337		47,337	0
Impact of changes in policy liability discount rate	(45,910)				(45,910)		(45,910)	0
Net change of debt valuation adjustments	(26)				(26)		(26)	0
Net change of defined benefit pension plans	5				11		11	(6)
Net change of foreign currency translation adjustments	(56,835)				(52,774)		(52,774)	(4,061)
Net change of unrealized gains (losses) on derivative instruments	(5,420)				(5,442)		(5,442)	22
Total other comprehensive income (loss)	(60,849)						(56,804)	(4,045)
Total comprehensive income (loss)	26,109						34,301	(8,192)
Cash dividends	(49,859)			(49,691)			(49,691)	(168)
Acquisition of treasury stock	(18,527)					(18,527)	(18,527)	0
Disposal of treasury stock	0	0	(150)			150	0	0
Other, net	221		219	1		1	221	0
Ending Balance at Dec. 31, 2023	¥ 3,805,016	¥ 221,111	¥ 233,750	¥ 3,173,754	¥ 269,896	¥ (171,107)	¥ 3,727,404	¥ 77,612